Income Taxes	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Income Taxes
19)	INCOME TAXES

19.1)	INCOME TAXES FOR THE PERIOD

The amounts of income tax revenue (expense) in the statements of operations for 2017, 2016 and 2015 are summarized as follows:

		2017	2016	2015
Current income taxes	Ps	(3,458)	(3,456)	6,121
Deferred income taxes		2,938	331	(8,489)

	Ps	(520)	(3,125)	(2,368)

19.2)	DEFERRED INCOME TAXES

As of December 31, 2017 and 2016, the main temporary differences that generated the consolidated deferred income tax assets and liabilities are presented below:

		2017	2016
Deferred tax assets:
Tax loss carryforwards and other tax credits	Ps	15,900	17,514
Accounts payable and accrued expenses		7,083	9,262
Intangible assets and deferred charges, net		4,175	6,358
Others		—	411

Total deferred tax assets, net		27,158	33,545

Deferred tax liabilities:
Property, machinery and equipment		(27,268)	(35,095)
Investments and other assets		(874)	(2,012)

Total deferred tax liabilities, net		(28,142)	(37,107)

Net deferred tax liabilities	Ps	(984)	(3,562)

Out of which:
Net deferred tax (liability) asset in Mexican entities	Ps	(3,644)	(2,509)
Net deferred tax (liability) asset in Foreign entities	Ps	2,660	(1,053)

The breakdown of changes in consolidated deferred income taxes during 2017, 2016 and 2015 were as follows:

		2017	2016	2015
Deferred income tax (charged) credited to the income statement[1]	Ps	2,938	331	(8,489)
Deferred income tax (charged) credited to stockholders’ equity		200	514	1,089
Reclassification to other captions in the statement of financial position and in the income statement[2]		(560)	531	(5,467)

Change in deferred income tax during the period	Ps	2,578	1,376	(12,867)

1	In 2017, includes a net income tax revenue related to the recognition of deferred income tax assets in CEMEX’s operations in the United States (note 19.4).
2	In 2017, 2016 and 2015, includes the effects of discontinued operations (note 4.2) and in 2015 the effects of the termination of tax consolidation regime in Mexico.

Current and/or deferred income tax relative to items of other comprehensive income during 2017, 2016 and 2015 were as follows:

		2017	2016	2015
Tax effects relative to foreign exchange fluctuations from debt (note 20.2)	Ps	—	(410)	(272)
Tax effects relative to foreign exchange fluctuations from intercompany balances (note 20.2)		32	(12)	(181)
Tax effects relative to actuarial (gains) and losses (note 20.2)		(1)	788	183
Foreign currency translation and other effects		201	(274)	906

	Ps	232	92	636

For the recognition of deferred tax assets, CEMEX analyzes the aggregate amount of self-determined tax loss carryforwards included in its income tax returns in each country where CEMEX believes, based on available evidence, that the tax authorities would not reject such tax loss carryforwards; and the likelihood of the recoverability of such tax loss carryforwards prior to their expiration through an analysis of estimated future taxable income. If CEMEX believes that it is probable that the tax authorities would reject a self-determined deferred tax asset, it would decrease such asset. Likewise, if CEMEX believes that it would not be able to use a tax loss carryforward before its expiration or any other tax asset, CEMEX would not recognize such asset. Both situations would result in additional income tax expense for the period in which such determination is made. In order to determine whether it is probable that deferred tax assets will ultimately be realized, CEMEX takes into consideration all available positive and negative evidence, including factors such as market conditions, industry analysis, expansion plans, projected taxable income, carryforward periods, current tax structure, potential changes or adjustments in tax structure, tax planning strategies and future reversals of existing temporary differences. In addition, every reporting period, CEMEX analyzes its actual results versus its estimates, and adjusts, as necessary, its tax asset valuations. If actual results vary from CEMEX’s estimates, the deferred tax asset may be affected and necessary adjustments will be made based on relevant information, any adjustments recorded will affect CEMEX’s statements of operations in such period.

As of December 31, 2017, consolidated tax loss and tax credits carryforwards expire as follows:

		Amount of carryforwards	Amount of unrecognized carryforwards	Amount of recognized carryforwards
2018	Ps	1,099	415	684
2019		5,989	5,149	840
2020		8,929	8,115	814
2021		4,407	2,908	1,499
2022 and thereafter		288,466	230,425	58,041

	Ps	308,890	247,012	61,878

As of December 31, 2017, in connection with CEMEX’s deferred tax loss carryforwards presented in the table above, in order to realize the benefits associated with such deferred tax assets that have not been reserved, before their expiration, CEMEX would need to generate Ps61,878 in consolidated pre-tax income in future periods. Based on the same forecasts of future cash flows and operating results used by CEMEX’s management to allocate resources and evaluate performance in the countries in which CEMEX operates, which include expected growth in revenues and reductions in interest expense in several countries due to a reduction in intra-group debt balances, along with the implementation of feasible tax strategies, CEMEX believes that it will recover the balance of its tax loss carryforwards that have not been reserved before their expiration. In addition, CEMEX concluded that, the deferred tax liabilities that were considered in the analysis of recoverability of its deferred tax assets will reverse in the same period and tax jurisdiction of the related recognized deferred tax assets. Moreover, a certain amount of CEMEX’s deferred tax assets refer to operating segments and tax jurisdictions in which CEMEX is currently generating taxable income or in which, according to CEMEX’s management cash flow projections, will generate taxable income in the relevant periods before the expiration of the deferred tax assets.

CEMEX does not recognize a deferred income tax liability related to its investments in subsidiaries considering that CEMEX controls the reversal of the temporary differences arising from these investments and management is satisfied that such temporary differences will not reverse in the foreseeable future.

19.3)	RECONCILIATION OF EFFECTIVE INCOME TAX RATE

For the years ended December 31, 2017, 2016 and 2015, the effective consolidated income tax rates were as follows:

		2017	2016	2015
Income before income tax	Ps	13,659	17,563	3,464
Income tax expense		(520)	(3,125)	(2,368)

Effective consolidated income tax rate[1]		(3.8)%	(17.8)%	(68.4)%

1	The average effective tax rate equals the net amount of income tax revenue or expense divided by income or loss before income taxes, as these line items are reported in the income statement.

Differences between the financial reporting and the corresponding tax basis of assets and liabilities and the different income tax rates and laws applicable to CEMEX, among other factors, give rise to permanent differences between the statutory tax rate applicable in Mexico, and the effective tax rate presented in the consolidated statements of operations, which in 2017, 2016 and 2015 were as follows:

	2017		2016		2015
	%	Ps	%	Ps	%	Ps
Mexican statutory tax rate	(30.0)	(4,098)	(30.0)	(5,269)	(30.0)	(1,039)
Non-taxable dividend income	0.1	14	0.2	32	37.0	1,280
Difference between accounting and tax expenses, net	(20.9)	(2,855)	82.6	14,507	(84.3)	(2,919)
Termination of the income tax consolidation regime in Mexico	—	—	—	—	32.8	1,136
Unrecognized effects during the year related to applicable tax consolidation regimes	0.9	123	(3.6)	(632)	8.5	293
Non-taxable sale of marketable securities and fixed assets	15.0	2,049	3.7	650	36.5	1,263
Difference between book and tax inflation	(31.2)	(4,261)	(11.0)	(1,932)	(26.6)	(922)
Differences in the income tax rates in the countries where CEMEX operates[1]	21.9	2,991	11.0	1,932	48.9	1,693
Changes in deferred tax assets[2]	39.8	5,433	(70.1)	(12,320)	(100.3)	(3,473)
Changes in provisions for uncertain tax positions	(0.4)	(55)	0.7	123	7.9	272
Others	1.0	139	(1.3)	(216)	1.2	48

Effective consolidated tax rate	(3.8)	(520)	(17.8)	(3,125)	(68.4)	(2,368)

1	Refers mainly to the effects of the differences between the statutory income tax rate in Mexico of 30% against the applicable income tax rates of each country where CEMEX operates. In 2017, includes the effect related to the change in statutory tax rate in the United States (note 19.4).
2	Refers to the effects in the effective income tax rate associated with changes during the period in the amount of deferred income tax assets related to CEMEX’s tax loss carryforwards.

The following table compares variations between the line item “Changes in deferred tax assets” as presented in the table above against the changes in deferred tax assets in the statement of financial position for the years ended December 31, 2017 and 2016:

		2017		2016
		Changes in the statement of financial position	Amounts in reconciliation	Changes in the statement of financial position	Amounts in reconciliation
Tax loss carryforwards generated and not recognized during the year	Ps	—	6,092	—	(9,108)
Derecognition related to tax loss carryforwards recognized in prior years		(5,221)	(5,221)	(4,843)	(4,843)
Recognition related to unrecognized tax loss carryforwards		9,694	9,694	1,631	1,631
Foreign currency translation and other effects		(6,087)	(5,132)	4,068	—

Changes in deferred tax assets	Ps	(1,614)	5,433	856	(12,320)

19.4)	UNCERTAIN TAX POSITIONS AND SIGNIFICANT TAX PROCEEDINGS

As of December 31, 2017 and 2016, as part of short-term and long-term provisions and other liabilities (note 17), CEMEX has recognized provisions related to unrecognized tax benefits in connection with uncertain tax positions taken, in which it is deemed probable that the tax authority would differ from the position adopted by CEMEX. As of December 31, 2017, the tax returns submitted by some subsidiaries of CEMEX located in several countries are under review by the respective tax authorities in the ordinary course of business. CEMEX cannot anticipate if such reviews will result in new tax assessments, which would, should any arise, be appropriately disclosed and/or recognized in the financial statements.

A summary of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2017, 2016 and 2015, excluding interest and penalties, is as follows:

		2017	2016	2015
Balance of tax positions at beginning of the period	Ps	1,132	1,190	1,396
Additions for tax positions of prior periods		663	200	134
Additions for tax positions of current period		16	90	71
Reductions for tax positions related to prior periods and other items		(32)	(131)	(95)
Settlements and reclassifications		(119)	(163)	(204)
Expiration of the statute of limitations		(138)	(126)	(231)
Foreign currency translation effects		49	72	119

Balance of tax positions at end of the period	Ps	1,571	1,132	1,190

During 2017, considering recoverability analyses and cash flow projections, CEMEX recognized deferred income tax assets related to its operations in the United States for US$700 considering the then applicable income tax rate of 35%. However, regarding the Tax Cuts and Jobs Act (the “Act”) enacted on December 22, 2017, the U.S. statutory federal tax rate was reduced from 35% to 21%. For this reason, CEMEX reduced its net deferred tax assets by US$124. The reduction in the U.S. statutory federal tax rate is expected to positively impact CEMEX’s future after-tax earnings in the United States. Nonetheless, the ultimate impact is subject to the effect of other complex provisions in the Act, including the Base Erosion and Anti-Abuse Tax (“BEAT”), which CEMEX is currently reviewing, and it is possible that any impact of BEAT could reduce the benefit of the change in such statutory federal tax rate. Due to the uncertain practical and technical application of many of these provisions, it is currently not possible to reliably estimate whether BEAT will apply and if so, how it would impact CEMEX, but as additional guidance from the U.S. tax authorities is received, CEMEX will recognize the effects of such clarifications into its financial statements.

Tax examinations can involve complex issues, and the resolution of issues may span multiple years, particularly if subject to negotiation or litigation. Although CEMEX believes its estimates of the total unrecognized tax benefits are reasonable, uncertainties regarding the final determination of income tax audit settlements and any related litigation could affect the amount of total unrecognized tax benefits in future periods. It is difficult to estimate the timing and range of possible changes related to the uncertain tax positions, as finalizing audits with the income tax authorities may involve formal administrative and legal proceedings. Accordingly, it is not possible to reasonably estimate the expected changes to the total unrecognized tax benefits over the next 12 months, although any settlements or statute of limitations expirations may result in a significant increase or decrease in the total unrecognized tax benefits, including those positions related to tax examinations being currently conducted.

As of December 31, 2017, the Company’s most significant tax proceedings are as follows:

•	As part of an audit process, the tax authorities in Spain have challenged part of the tax loss carryforwards reported by CEMEX España covering the tax years from and including 2006 to 2009. During 2014, the tax authorities in Spain notified CEMEX España of fines in the aggregate amount of US$547 (Ps10,755). CEMEX España filed appeals against such resolution. On September 20, 2017, CEMEX España was notified about an adverse resolution to such appeals. CEMEX España challenged this decision and applied for the suspension of the payment before the National Court (Audiencia Nacional) until the recourses are finally resolved. As of December 31, 2017, CEMEX does not consider probable an adverse resolution in this proceeding and no accruals have been created in connection with this proceeding. Nonetheless, is difficult to assess with certainty the likelihood of an adverse result, and the appeals that CEMEX España has filed could take an extended amount of time to be resolved, but if adversely resolved, it could have a material adverse impact on CEMEX’s results of operations, liquidity or financial position.

•

In December 2013, the Mexican Congress approved amendments to the income tax law effective January 1, 2014, which eliminated the tax consolidation regime. A period of up to 10 years was established for the settlement of any liability for income taxes related to the tax consolidation regime accrued until December 31, 2013, amount which considering the rules issued for the disconnection of the tax consolidation regime amounted to Ps24,804. In October 2015, a new tax reform approved by the Mexican Congress (the “new tax reform”) granted entities the option to settle a portion of the liability for the exit of the tax consolidation regime using available tax loss carryforwards of the previously consolidated entities, considering a discount factor, and a tax credit to offset certain items of the aforementioned liability. Consequently, as a result of payments made during 2014 and 2015, the liability was further reduced to Ps16,244, which after the application of the tax credit and tax loss carryforwards (as provided by the new tax reform) which had a book value for CEMEX before discount of Ps11,136, as of December 31, 2015, the Parent Company’s liability was reduced to Ps3,971. As of December 31, 2017 and 2016, considering payments made during these years net of inflation adjustments, CEMEX reduced the balance payable to Ps2,456 and Ps3,236, respectively.

•	In April 2011, the Colombian Tax Authority (“Dirección de Impuestos”) notified CEMEX Colombia of a special proceeding rejecting certain deductions taken by CEMEX Colombia in its 2009 tax return considering they are not linked to direct revenues recorded in the same fiscal year, and assessed an increase in taxes to be paid by CEMEX Colombia in an amount in Colombian pesos equivalent to US$30 (Ps593) and imposed a penalty in an amount in Colombian pesos equivalent to US$48 (Ps948), both as of December 31, 2017. After several appeals of CEMEX Colombia to the Colombian Tax Authority’s special proceeding in the applicable courts in which CEMEX Colombia obtained negative resolutions in each case over the years, in July 2014, CEMEX Colombia filed an appeal against this resolution before the Colombian State Council (Consejo de Estado). As of December 31, 2017, at this stage of the proceeding, CEMEX does not consider probable an adverse resolution in this proceeding, nonetheless, is difficult to assess with certainty the likelihood of an adverse result; but if adversely resolved, this proceeding could have a material adverse impact on CEMEX’s results of operations, liquidity or financial position.